DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus New York Tax Exempt Bond Fund, Inc. For its semi-annual reporting period ended November 30, 1995, your Fund produced a total return of 4.45%.* Income dividends of approximately $.401 per share** were paid, exempt from Federal, State of New York and New York City personal income taxes, which is equivalent to an annualized tax-free distribution rate per share of 5.18%.*** THE ECONOMY
    Modest economic growth and low inflation have spurred a dramatic rally in the bond market for most of 1995. The Federal Reserve Board's recent reduction of the Fed Funds rate confirms what investors had already suspected: that inflation, at least for the immediate future, is under control. Now questions abound regarding the duration of the economic recovery and the likelihood of recession.
    The economic recovery of the 1990s was productivity-driven. Corporations implemented extraordinary cost control measures that, while dramatically improving bottom line earnings, now contribute to the slow rate of employment growth. Job creation is a significant factor that affects consumer spending, and is a major component of economic activity. New job creation, currently running at the slowest pace of the post-World War II era, is worrisome. Indeed, wages and salaries grew at under 3% over the past year, barely keeping pace with inflation. Still, surveys indicate that consumers remain optimistic, despite indications that their spending is being affected by the slow growth in disposable income. Recent reports on retail sales confirm this reticence in spending. A consumer-led weakening of the economy could lead to further Federal Reserve easing of monetary policy.
    It was concern about lagging economic growth that prompted the Federal Reserve to ease the Federal Funds Rate two times in 1995: first in July and then again in December. The housing market and new home construction had been helped earlier this year by low interest rates, though both have exhibited signs of weakness recently. Business capital spending, another engine of economic growth, has been solid. Exports remain another bright area of the economy. Because of the new competitiveness of American businesses abroad, the U.S. trade deficit continues to shrink. Through September, the trade deficit with Japan narrowed for the sixth consecutive month. Exports, while a relatively small component of overall economic activity in this country, provide an important support for the job market. If U.S. products lose competitiveness in world markets, foreign orders may go elsewhere and jobs could be lost here.
MARKET ENVIRONMENT
    Municipal bonds have enjoyed a dramatic bull market for the past 12 months. Current business sluggishness may result in further Fed easing next year, particularly if the Clinton Administration and Congress can arrive at a meaningful budget agreement. Of course, the prospect of a balanced Federal budget should be beneficial to the bond market since it could mean a reduction in the issuance of government securities. A similar supply situation is present in the municipal bond market. The redemption of existing municipal bonds has outpaced the rate of new issuance for two years, and is expected to recur in 1996.
    Overall, we remain confident in our optimistic view of the municipal bond market. Yet we are also mindful of the stimulatory effect of easing monetary policy, and are watchful for any signs of a reigniting of inflationary pressures in the economy.

THE PORTFOLIO
    The recovery in the municipal market in 1995 more than offset the declines of 1994. Decreased debt issuance, low inflation and a more accommodative policy by the Federal Reserve all combined to move the fixed income markets in a positive direction. The municipal market has experienced a great deal of volatility throughout the year. Much of this can be attributed to the uncertainty of tax reform and a Congress and President at odds over a budget solution. This has kept the municipal market relatively attractive, on an after-tax basis, compared to the Treasury market. Some municipal issues, such as New York City, are currently yielding 100% of Treasuries. Our focus has been to improve the structure and call protection of the issues in the portfolio.
    New York State continues to struggle with a lackluster economy and the need to maintain jobs in an increasingly competitive market. In its attempt to encourage business investment, both the State and New York City are focusing on reduction in regressive taxes and a more streamlined government. It is apparent that states such as New York will have heavy burdens imposed on them with the proposed changes in Medicare and Federal reimbursements and there is a serious need for the states to get their spending under control.
    The high level of volatility exhibited by the market in recent years underscores the need to maintain a disciplined and long-term focus. Our primary task - to maximize current income exempt from Federal and New York income taxes to the extent consistent with preservation of capital - continues to guide our portfolio management decisions.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,

                          [Richard J. Moynihan signature logo]

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
December 15, 1995
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.
**Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.
***Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period.


DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS                                                                      NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-96.5%                                                                AMOUNT           VALUE
                                                                                                     --------       --------
NEW YORK-87.8%
Allegany County Industrial Development Agency, Solid Waste Disposal Facility
Revenue
    (Atlantic Richfield Co. Facility) 6.625%, 9/1/2016......................                    $    5,600,000    $  5,858,216
Cohoes Industrial Development Agency, IDR (Norlite Corp. Project)
    6.75%, 5/1/2009 (LOC; Dresdner Bank)(a).................................                         5,000,000       5,316,000
Metropolitan Transportation Authority:
    Service Contract, Commuter Facilities 5.75%, 7/1/2015...................                         9,250,000       9,179,700
    Service Contract, Transit Facilities 7.125%, 7/1/2009...................                         5,000,000       5,547,200
    Transit Facilities Revenue 5.50%, 7/1/2022 (Insured; FGIC)..............                        24,000,000      23,685,120
Nassau County Industrial Development Agency, IDR
    (Hofstra University Project) 8.25%, 7/1/2003 (Prerefunded 7/1/1998)(b)..                         3,000,000       3,307,950
New York City:
    7.875%, 8/1/2000........................................................                         3,000,000       3,298,050
    7.50%, 2/1/2003.........................................................                         3,500,000       3,914,820
    7.50%, 2/1/2006.........................................................                         4,000,000       4,508,880
    6.50%, 8/1/2007.........................................................                         4,850,000       5,119,224
    6.25%, 8/1/2009.........................................................                        10,500,000      10,824,660
    7.50%, 3/15/2010........................................................                        10,000,000      10,947,300
    6.25%, 8/1/2010.........................................................                        10,000,000      10,305,200
    7%, 10/1/2010...........................................................                         3,955,000       4,279,231
    3.65%, 8/1/2011.........................................................                        18,775,000     17,354,671
    6.25%, 8/1/2011 (Insured; FSA) (Prerefunded 8/1/2002)(b)................                         3,950,000      4,436,837
    5.75%, 8/15/2011........................................................                        11,870,000     11,700,022
    6.85%, 10/1/2013........................................................                         5,000,000      5,225,800
    6%, 2/15/2020...........................................................                        24,470,000     24,516,737
    7.50%, 8/1/2021.........................................................                         5,000,000      5,599,250
    6.625%, 2/15/2025.......................................................                         5,000,000      5,277,950
    Refunding:
      6.375%, 8/15/2012.....................................................                        15,000,000     15,581,700
      6%, 2/15/2025.........................................................                        10,000,000     9,996,200
New York City Health and Hospital Corp., Revenue
    5.536%, 2/15/2011 (Insured; AMBAC)......................................                        24,000,000     24,180,000
New York City Housing Development Corp., MFHR 5.70%, 11/1/2013..............                         5,600,000      5,615,904
New York City Industrial Development Agency, Special Facility Revenue
    (Terminal One Group Assoc., L.P. Project) 6.125%,1/1/2024...............                        48,325,000     48,792,302
New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue:
    5.50%, 6/15/2015 (Insured; MBIA)........................................                        15,165,000     15,242,948
    7%, 6/15/2015 (Prerefunded 6/15/2001)(b)................................                         5,655,000      6,424,362
    5.50%, 6/15/2019........................................................                         5,090,000      5,007,389
    5.50%, 6/15/2020........................................................                        54,835,000     53,570,504
    6.125%, 6/15/2020.......................................................                        34,015,000     35,209,606
    6.20%, 6/15/2021 (Insured; AMBAC).......................................                         9,700,000     10,244,558

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT           VALUE
                                                                                                     --------        --------
NEW YORK (CONTINUED)
State of New York:
    5.875%, 3/15/2014.......................................................                    $    3,000,000    $ 3,125,460
    6.125%, 6/15/2014.......................................................                        20,965,000     22,217,239
    5.875%, 3/15/2015.......................................................                         7,205,000      7,506,313
    COP Commissioner Office of Mental Health 8.30%, 9/1/2012................                         4,000,000      4,319,560
    Refunding:
      5.625%, 8/15/2009.....................................................                        15,000,000     15,552,600
      5.70%, 8/15/2011......................................................                         4,500,000      4,661,100
      6.125%, 11/15/2011....................................................                         3,130,000      3,304,967
      5.80%, 10/1/2013......................................................                         4,715,000      4,909,399
      5.625%, 10/1/2020.....................................................                         5,175,000      5,230,320
New York State Dormitory Authority, Revenues:
    (City University Systems):
      6.375%, 7/1/2008......................................................                         7,070,000      7,461,183
      7%, 7/1/2009..........................................................                         8,500,000      9,765,820
      5.60%, 7/1/2010.......................................................                        12,000,000     11,811,600
      7.50%, 7/1/2010 (Insured; FGIC).......................................                         5,000,000      6,209,150
      5.50%, 7/1/2012.......................................................                        23,625,000     22,985,471
      5.75%, 7/1/2013.......................................................                        17,100,000     17,259,543
      5.75%, 7/1/2018.......................................................                        36,410,000     36,568,384
      5%, 7/1/2020..........................................................                        30,500,000     27,158,725
      Refunding 8.20%, 7/1/2012.............................................                         5,250,000      5,837,108
    (Cornell University) 7.375%, 7/1/2030...................................                        11,785,000     13,238,444
    Court Facilities Lease 5.625%, 5/15/2013................................                         3,500,000      3,435,075
    Department of Health, Refunding 5.50%, 7/1/2014.........................                        10,000,000      9,666,400
    (New York Medical College) 6.875%, 7/1/2021 (Insured; AGIC).............                        19,310,000     21,102,354
    (Park Ridge Housing Inc. Project) 7.85%, 2/1/2029.......................                         7,720,000      8,478,027
    (State University):
      7.60%, 7/1/2018.......................................................                         3,000,000      3,307,470
      Educational Facilities:
          5.50%, 5/15/2008..................................................                        12,150,000     12,165,917
          7.25%, 5/15/2008 (Prerefunded 5/15/2000)(b).......................                        11,590,000     13,231,376
          5.875%, 5/15/2011.................................................                        20,000,000     20,552,800
          7.50%, 5/15/2011..................................................                         3,750,000      4,530,638
          5.50%, 5/15/2013..................................................                         3,000,000      2,958,570
          6.375%, 5/15/2014.................................................                         7,110,000      7,391,058
          7.375%, 5/15/2014 (Prerefunded 5/15/2000)(b)......................                        10,155,000     11,644,332
          5.25%, 5/15/2015..................................................                        12,500,000     11,921,125
          6.25%, 5/15/2017..................................................                         9,000,000      9,228,780
          7%, 5/15/2018 (Prerefunded 5/15/2000)(b)..........................                        16,060,000     18,172,532
          7.25%, 5/15/2018 (Prerefunded 5/15/2002)(b).......................                        16,065,000     18,956,539
          5.75%, 5/15/2024..................................................                        22,640,000     22,219,575

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                 PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT             VALUE
                                                                                                   --------          --------
NEW YORK (CONTINUED)
New York State Dormitory Authority, Revenues (continued):
    (State University) (continued):
      Educational Facilities (continued):
          Refunding:
            7.375%, 5/15/2014...............................................                    $   12,945,000    $14,447,397
            6%, 5/15/2025...................................................                        26,075,000     26,284,382
New York State Energy Research and Development Authority:
    Electric Facilities Revenue:
      (Consolidated Edison Co. Project) 7.375%, 7/1/2024....................                         7,000,000      7,500,290
      (Long Island Lighting):
          7.15%, 9/1/2019...................................................                        12,230,000     12,571,095
          7.15%, 6/1/2020...................................................                        10,000,000     10,278,900
          7.15%, 12/1/2020..................................................                        14,650,000     15,058,589
          7.15%, 2/1/2022...................................................                         5,000,000      5,139,450
    Facilities Revenue (Consolidated Edison Co. Project):
      6.375%, 12/1/2027.....................................................                        23,715,000     24,627,079
      6%, 3/15/2028.........................................................                        32,600,000     33,013,042
      7.125%, 12/1/2029.....................................................                        13,000,000     14,437,540
      Refunding 6.10%, 8/15/2020............................................                         7,000,000      7,276,850
    SWDR (New York State Electric and Gas Co. Project) 5.70%, 12/1/2028.....                        17,320,000     17,307,183
New York State Environmental Facilities Corp.:
    PCR 6.50%, 6/15/2014....................................................                         5,000,000      5,412,250
    State Water Pollution Control Revolving Fund Revenue
      (New York City Municipal Water Finance Authority Project):
          6.875%, 6/15/2010.................................................                        21,340,000     23,601,827
          7.25%, 6/15/2010..................................................                        16,065,000     18,114,733
          7%, 6/15/2012.....................................................                        21,660,000     24,174,726
          7.50%, 6/15/2012..................................................                         8,200,000      9,158,088
New York State Housing Finance Agency, Revenue:
    Insured Multi-Family Mortgage 7%, 8/15/2022.............................                         4,495,000      4,777,106
    Multi-Family Housing Second Mortgage 6.95%, 8/15/2024 (Insured; FHA)....                         2,940,000      3,102,464
    Service Contract Obligation:
      5.875%, 3/15/2011.....................................................                         7,945,000      7,991,160
      5.875%, 9/15/2014.....................................................                         8,890,000      8,907,958
      6.375%, 9/15/2015.....................................................                         5,000,000      5,218,650
      5.50%, 9/15/2022......................................................                         4,000,000      3,798,400
      Refunding:
          5.375%, 9/15/2011.................................................                         7,395,000      7,142,535
          5.875%, 9/15/2014.................................................                         9,500,000      9,520,045
New York State Local Government Assistance Corp.:
    7%, 4/1/2005............................................................                         4,300,000      4,877,877

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT           VALUE
                                                                                                     --------        --------
NEW YORK (CONTINUED)
New York State Local Government Assistance Corp. (continued):
    6%, 4/1/2016............................................................                   $    12,540,000   $ 12,844,597
    7%, 4/1/2016............................................................                        11,130,000     12,754,646
    7.125%, 4/1/2021........................................................                         5,325,000      6,232,540
    5%, 4/1/2023............................................................                        17,000,000     15,770,050
    6%, 4/1/2024............................................................                        18,590,000     19,229,868
    Refunding 5%, 4/1/2021..................................................                         9,980,000      9,282,099
New York State Medical Care Facilities Finance Agency, Revenue:
    Hospital and Nursing Home Insured Mortgage:
      6.45%, 2/15/2009 (Insured; FHA).......................................                         6,425,000      7,054,008
      6.85%, 2/15/2012 (Insured; FHA).......................................                         6,000,000      6,484,740
      6.125%, 2/15/2015 (Insured; FHA)......................................                        13,270,000     13,758,867
      6.20%, 2/15/2028 (Insured; FHA).......................................                         7,000,000      7,301,000
      6.375%, 8/15/2029 (Insured; FHA)......................................                         5,000,000      5,206,000
      7.45%, 8/15/2031 (Insured; FHA).......................................                         4,250,000      4,707,640
    Insured Long Term Health Care 6.45%, 11/1/2010 (Insured; Capital Guaranty)                      11,660,000     12,749,977
    Mental Health Services:
      5.375%, 8/15/2013 (Insured; FGIC).....................................                        10,000,000     10,029,100
      5.80%, 8/15/2022......................................................                        14,515,000     14,777,722
      Refunding 5.375%, 2/15/2014...........................................                        16,000,000     15,925,120
    Mental Health Services Facilities Improvement
      6%, 2/15/2025 (Insured; MBIA).........................................                         8,710,000      9,073,643
    Mortgage:
      (Montefiore Medical Center) 5.75%, 2/15/2015 (Insured: AMBAC,FHA).....                         8,750,000      8,897,438
      (New York Hospital) 6.50%, 8/15/2029 (Insured: AMBAC,FHA).............                        12,000,000     12,917,880
      (Saint Lukes Hospital) 7.45%, 2/15/2029 (Insured; FHA)
          (Prerefunded 2/15/2000)(b)........................................                        10,000,000     11,429,600
New York State Mortgage Agency, Revenue Mortgage:
    Homeowner:
      7.375%, 10/1/2011.....................................................                        13,260,000     14,312,446
      5.50%, 4/1/2019.......................................................                         5,000,000      4,877,700
      6.60%, 10/1/2019......................................................                        10,685,000     11,133,984
      6.45%, 10/1/2020......................................................                        17,780,000     18,343,982
      6.65%, 4/1/2022 (Insured; FHA)........................................                        10,000,000     10,374,000
      6.625%, 4/1/2025......................................................                         7,135,000      7,421,399
      6.65%, 10/1/2025......................................................                        11,000,000     11,451,880
    Homeownership 7.85%, 4/1/2022...........................................                         5,000,000      5,325,500
New York State Power Authority, Revenue and General Purpose
    6.625%, 1/1/2012........................................................                         5,690,000      6,230,379
New York State Thruway Authority:
    General Revenue 6%, 1/1/2025 (Insured; FGIC)............................                        10,000,000     10,431,400
    Highway and Bridge Trust Fund 5.50%, 4/1/2015 (Insured; MBIA)...........                        10,550,000     10,606,654

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT           VALUE
                                                                                                     --------        --------
NEW YORK (CONTINUED)
New York State Thruway Authority (continued):
    Service Contract Revenue (Local Highway and Bridge):
      7.25%, 1/1/2010 (Prerefunded 1/1/2001) (b)............................                  $     13,000,000   $ 14,866,930
      6%, 4/1/2010..........................................................                         5,980,000      6,073,288
      5.75%, 4/1/2013 (Insured; MBIA).......................................                        16,185,000     16,777,209
      5.875%, 4/1/2014......................................................                         5,200,000      5,211,492
      6.25%, 4/1/2014.......................................................                        11,645,000     12,119,068
New York State Urban Development Corp., Revenue:
    (Cornell Center Project) 6%, 1/1/2014...................................                         4,500,000      4,532,580
    Refunding (State Facilities) 5.70%, 4/1/2020............................                         8,250,000      8,287,125
Onondaga County Industrial Development Agency, IDR (Weyerhaeuser Project)
    9%, 10/1/2007...........................................................                         1,000,000      1,270,160
Port Authority of New York and New Jersey:
    (Consolidated Bond 76th Series) 6.50%, 11/1/2026........................                        14,005,000     14,823,452
    (Consolidated Bond 93rd Series) 6.125%, 6/1/2094........................                        14,500,000     15,741,490
    (Consolidated Bond 99th Series) 5.90%, 11/1/2012 (Insured; FGIC)........                         6,840,000      7,149,031
    (Consolidated Bond 99th Series) 6%, 11/1/2013 (Insured; FGIC)...........                         5,810,000      6,115,025
Triborough Bridge and Tunnel Authority:
    Capital Appreciation General Purpose:
      Zero Coupon, 1/1/2012.................................................                         3,835,000      1,632,598
      Zero Coupon, 1/1/2013.................................................                         3,925,000      1,571,374
    Revenues:
      7.375%, 1/1/2016 (Prerefunded 1/1/2000)(b)............................                         8,280,000      9,378,756
      General Purpose:
          6%, 1/1/2012......................................................                         6,900,000      7,476,633
          6.50%, 1/1/2015 (Prerefunded 1/1/1999)(b).........................                         8,525,000      9,250,819
    Special Obligation Refunding 7.10%, 1/1/2010............................                         6,000,000      6,671,340
U.S. RELATED-8.7%
Guam Airport Authority, Revenue 6.60%, 10/1/2010............................                         4,000,000      4,135,400
Commonwealth of Puerto Rico, Public Improvement:
    5.85%, 7/1/2011.........................................................                         6,980,000      7,133,071
    7.75%, 7/1/2017 (Prerefunded 7/1/1999)(b)...............................                         4,850,000      5,506,157
    5.375%, 7/1/2022 (Insured; MBIA)........................................                         7,500,000      7,499,625
Puerto Rico Aqueduct and Sewer Authority, Revenue 10.25%, 7/1/2009..........                        13,750,000     19,328,650
Puerto Rico Electric Power Authority, Refunding:
    6.10%, 7/1/2003.........................................................                         5,000,000      5,432,150
    8.375%, 7/1/2007 (Prerefunded 7/1/1997)(b)..............................                         4,950,000      5,388,372
    Power Revenue:
      6%, 7/1/2015..........................................................                         5,000,000      5,132,050
      5.50%, 7/1/2016.......................................................                         8,250,000      8,075,513

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                         AMOUNT           VALUE
                                                                                                   ---------       --------
U.S RELATED (CONTINUED)
Puerto Rico Highway and Transportation Authority,
    Highway Revenue Refunding:
      5.35%, 7/1/2005.......................................................                    $   17,900,000   $ 18,059,310
      5.50%, 7/1/2013.......................................................                         9,625,000      9,651,469
      8.125%, 7/1/2013 (Prerefunded 7/1/1998)(b)............................                         6,750,000      7,557,300
      5.50%, 7/1/2015.......................................................                         8,000,000      7,919,200
Puerto Rico Housing Finance Corp., MFMR:
    7.50%, 10/1/2015 (LOC; Government Development Bank Puerto Rico)(a)......                         5,475,000      5,864,218
    7.50%, 4/1/2022 (LOC; Government Development Bank Puerto Rico)(a).......                         4,420,000      4,725,510
Puerto Rico Public Building Authority, Refunding:
    Guaranteed Government Facilities 6.25%, 7/1/2009 (Insured; AMBAC).......                         3,090,000      3,446,339
    Guaranteed Public Education and Health Facilities
      5.75%. 7/1/2010 (Insured; AMBAC)......................................                        35,355,000     37,942,986
                                                                                                                   ----------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
    (cost $1,686,332,532)...................................................                                   $1,800,574,410
                                                                                                                =============
SHORT-TERM MUNICIPAL INVESTMENTS-3.5%
NEW YORK-3.4%
New York City, VRDN:
    3.85% (LOC; Industrial Bank of Japan)(a,c)..............................                  $     12,400,000  $  12,400,000
    3.80% (LOC; Chemical Bank)(a,c).........................................                         2,000,000      2,000,000
    4% (LOC; Union Bank of Switzerland)(a,c)................................                         1,800,000      1,800,000
    4.05% (LOC; The Norinchukin Bank)(a,c)..................................                        13,700,000     13,700,000
    3% (LOC; The Sumitomo Bank)(a,c)........................................                         3,635,000      3,635,000
New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue:
    VRDN 3.80% (Insured; FGIC, SBPA; FGIC Securities Purchase Inc.)(c)......                           700,000        700,000
    3.55%, 1/25/1996 (LOC;Canadian Imperial Bank) (a).......................                        28,000,000     28,008,680
Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN,
    3.35% (LOC; Morgan Guaranty Trust Co.)(a,c).............................                         1,000,000      1,000,000
U.S. RELATED-.1%
Commonwealth of Puerto Rico, 3.42% (Insured; AMBAC)(d)......................                         1,500,000      1,500,000
                                                                                                                     --------
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
    (cost $64,735,000)......................................................                                     $ 64,743,680
                                                                                                                    =========
TOTAL INVESTMENTS-100.0%
    (cost $1,751,067,532)...................................................                                   $1,865,318,090
                                                                                                                    =========



DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

SUMMARY OF ABBREVIATIONS
AGIC          Asset Guaranty Insurance Company                   MBIA    Municipal Bond Investors Assurance
AMBAC         American Municipal Bond Assurance Corporation                   Insurance Corporation
COP           Certificate of Participation                       MFHR    Multi-Family Housing Revenue
FGIC          Financial Guaranty Insurance Company               MFMR    Multi-Family Mortgage Revenue
FHA           Federal Housing Administration                     PCR      Pollution Control Revenue
FSA           Financial Security Assurance                       SBPA    Standby Bond Purchase Agreement
IDR           Industrial Development Revenue                     SWDR    Solid Waste Disposal Revenue
LOC           Letter of Credit                                   VRDN    Variable Rate Demand Notes


SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (E)              OR          MOODY'S             OR         STANDARD & POOR'S                 PERCENTAGE OF VALUE
-------                            -------                        ----------------                  -------------------
AAA                                Aaa                            AAA                               25.9%
AA                                 Aa                             AA                                15.1
A                                  A                              A                                 34.0
BBB                                Baa                            BBB                               19.3
BB                                 Ba                             BB                                 2.3
F1                                 MIG1                           SP1                                3.4
                                                                                                   -----
                                                                                                   100.0%
                                                                                                   =====

NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Secured by letters of credit.
    (b) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
    (c) Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (d) Inverse floater security - the interest rate is subject to change periodically.
    (e) Fitch currently provides creditworthiness information for a limited number of investments.





See independent accountants' review report and notes to financial statements.



DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                               NOVEMBER 30, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $1,751,067,532)-see statement...................................                                     $1,865,318,090
    Interest receivable.....................................................                                         32,110,945
    Receivable for subscriptions to Common Stock............................                                          2,000,000
    Prepaid expenses........................................................                                             27,938
                                                                                                                      ---------
                                                                                                                  1,899,456,973
LIABILITIES:
    Due to The Dreyfus Corporation and subsidiaries.........................                   $     970,373
    Due to Custodian........................................................                         752,293
    Payable for Common Stock redeemed.......................................                          60,173
    Accrued expenses........................................................                         127,627          1,910,466
                                                                                                      ------          ---------
NET ASSETS  ................................................................                                     $1,897,546,507
                                                                                                                  =============
REPRESENTED BY:
    Paid-in capital.........................................................                                     $1,777,469,930
    Accumulated undistributed net realized gain on investments..............                                          5,826,019
    Accumulated net unrealized appreciation on investments-Note 3...........                                        114,250,558
                                                                                                                      ---------
NET ASSETS at value applicable to 122,855,194 outstanding shares of
    Common Stock, equivalent to $15.45 per share (300 million shares of
    $.01 par value authorized)..............................................                                     $1,897,546,507
                                                                                                                  =============
STATEMENT OF OPERATIONS                                                         SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                   $     54,704,784
    EXPENSES:
      Management fee-Note 2(a)..............................................                   $   5,442,598
      Shareholder servicing costs-Note 2(b).................................                         788,372
      Custodian fees........................................................                          61,038
      Prospectus and shareholders' reports..................................                          28,729
      Directors' fees and expenses-Note 2(c)................................                          25,316
      Professional fees.....................................................                          19,080
      Registration fees.....................................................                           9,206
                                                                                                    --------
          TOTAL EXPENSES....................................................                                          6,374,339
                                                                                                                       --------
          INVESTMENT INCOME-NET.............................................                                         48,330,445
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3.................................                     $10,143,939
    Net unrealized appreciation on investments..............................                      23,362,147
                                                                                                   ---------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                         33,506,086
                                                                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $ 81,836,531
                                                                                                                     ==========

See independent accountants' review report and notes to financial statements.


DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                    YEAR ENDED               SIX MONTHS ENDED
                                                                                      MAY 31,                NOVEMBER 30, 1995
                                                                                       1995                     (UNAUDITED)
                                                                                    ---------                     ----------
OPERATIONS:
    Investment income-net.............................................        $    103,879,086                $    48,330,445
    Net realized gain (loss) on investments...........................              (1,930,409)                    10,143,939
    Net unrealized appreciation on investments for the period.........              29,915,882                     23,362,147
                                                                                     ---------                     ---------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             131,864,559                     81,836,531
                                                                                     ---------                     ---------
DIVIDENDS TO SHAREHOLDERS:
    From investment income-net........................................            (103,879,086)                   (48,330,445)
    From net realized gain on investments.............................             (10,590,662)                       --
    In excess of net realized gain on investments.....................              (1,996,709)                       --
                                                                                     ---------                     ---------
      TOTAL DIVIDENDS.................................................            (116,466,457)                   (48,330,445)
                                                                                     ---------                     ---------
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold.....................................           1,842,837,132                  1,368,202,551
    Dividends reinvested..............................................              84,285,040                     34,197,011
    Cost of shares redeemed...........................................          (2,004,556,426)                (1,417,556,023)
                                                                                     ---------                     ---------
      (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS........             (77,434,254)                   (15,156,461)
                                                                                     ---------                     ---------
          TOTAL INCREASE (DECREASE) IN NET ASSETS.....................             (62,036,152)                    18,349,625
NET ASSETS:
    Beginning of period...............................................           1,941,233,034                  1,879,196,882
                                                                                     ----------                    ---------
    End of period.....................................................         $ 1,879,196,882                $ 1,897,546,507
                                                                                     =========                     =========
                                                                                        SHARES                       SHARES
                                                                                     ---------                     ---------
CAPITAL SHARE TRANSACTIONS:
    Shares sold.......................................................             126,069,512                     90,931,652
    Shares issued for dividends reinvested............................               5,780,551                      2,268,397
    Shares redeemed...................................................            (137,056,900)                   (94,050,365)
                                                                                     ---------                     ---------
      NET (DECREASE) IN SHARES OUTSTANDING............................              (5,206,837)                      (850,316)
                                                                                     =========                     =========




See independent accountants' review report and notes to financial statements.


DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                                 SIX MONTHS ENDED
                                                                          YEAR ENDED MAY 31,                     NOVEMBER 30, 1995
                                                 -------------------------------------------------------------
PER SHARE DATA:                                  1991          1992           1993          1994          1995      (UNAUDITED)
                                                 ----          ----           ----          ----          ----       -------
    Net asset value, beginning of period       $14.65        $14.89         $15.36        $16.06        $15.06       $15.19
                                                 ----          ----           ----          ----          ----         ----
    INVESTMENT OPERATIONS:
    Investment income-net...............         1.04          1.01            .95           .88           .84          .40
    Net realized and unrealized gain (loss)
      on investments....................          .24           .47            .92          (.62)          .23          .26
                                                 ----          ----           ----          ----          ----         ----
      TOTAL FROM INVESTMENT OPERATIONS..         1.28          1.48           1.87           .26          1.07          .66
                                                 ----          ----           ----          ----          ----         ----
    DISTRIBUTIONS:
    Dividends from investment income-net        (1.04)        (1.01)          (.95)         (.89)         (.84)        (.40)
    Dividends from net realized gain
      on investments....................          --            --            (.22)         (.37)         (.08)         --
    Dividends in excess of net realized gain
      in investments....................          --            --             --             --          (.02)         --
                                                 ----          ----           ----          ----          ----         ----
      TOTAL DISTRIBUTIONS...............        (1.04)        (1.01)         (1.17)        (1.26)         (.94)        (.40)
                                                 ----          ----           ----          ----          ----         ----
    Net asset value, end of period......       $14.89        $15.36         $16.06        $15.06        $15.19       $15.45
                                                 ====          ====           ====          ====          ====         ====
TOTAL INVESTMENT RETURN.................         9.06%        10.23%         12.63%         1.42%         7.55%        8.88%(1)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets       .70%          .69%           .70%          .71%          .72%         .70%(1)
    Ratio of net investment income to average
    net assets........................           7.08%         6.69%          6.03%         5.49%         5.70%        5.31%(1)
    Portfolio Turnover Rate.............        26.19%        40.05%         51.20%        35.66%        49.03%       28.18%(2)
    Net Assets, end of period (000's Omitted)  $1,752,334   $1,897,988    $2,098,253      $1,941,233    $1,879,197    $1,897,547
    (1)  Annualized.
    (2)  Not Annualized.




See independent accountants' review report and notes to financial statements.


DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    (A) PORTFOLIO VALUATION: The Fund's investments are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, interest on borrowings, brokerage commissions and extraordinary expenses, exceed 1-1\2% of the average value of the Fund's net assets for any full fiscal year. There was no expense reimbursement for the six months ended November 30, 1995.
    Effective December 1, 1995, Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, serves as the Fund's Transfer and Dividend Disbursing Agent.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended November 30, 1995, the Fund was charged an aggregate of $388,802 pursuant to the Shareholder Services Plan.
    (C) Each director who is not an "affiliated person" as defined in the Act, receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the six months ended November 30, 1995 amounted to $514,866,417 and $486,459,011, respectively.
    At November 30, 1995, accumulated net unrealized appreciation on investments was $114,250,558, consisting of $115,984,931 gross unrealized appreciation and $1,734,373 gross unrealized depreciation.
    At November 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF DIRECTORS
DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Bond Fund, Inc., including the statement of investments, as of November 30, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended May 31, 1995 and financial highlights for each of the five years in the period ended May 31, 1995 and in our report dated June 28, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
[Ernst and Young LLP signature logo]

New York, New York
January 4, 1996




[Dreyfus lion "d" logo]
DREYFUS NEW YORK
TAX EXEMPT BOND FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903




Further information is contained
in the Prospectus, which must
precede or accompany this report.




Printed in U.S.A.                           980SA9511
[Dreyfus logo]
New York
Tax Exempt
Bond Fund, Inc.
Semi-Annual
Report
November 30, 1995